Exhibit G.1.a.vi.

Please note that this amendment is being filed to reflect the corrected name of the Goldman Sachs Global Core Fixed Income Fund in the internal control report from the Funds’ independent public accounting firm for the period from April 1, 2023 to March 31, 2024 which was attached as an exhibit to the Registrant’s Form N-CEN filing dated June 14, 2024, and amended March 7, 2025.